SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Right of use asset	$ 15,638,091	$ 15,207,546
Lease liabilities - current	54,879
Lease liabilities - non current	23,237,507	21,946,223
Total operating lease liabilities	$ 23,292,386	$ 21,946,223